Employee Compensation - Share-Based Compensation - Summary of Further Information about our Stock Option Plan (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of number and weighted average exercise price of share options [abstract]
Unrecognized compensation cost for non-vested stock option awards	$ 6	$ 5	$ 5
Weighted-average period over which this cost will be recognized(in years)	2 years 7 months 6 days	2 years 7 months 6 days	2 years 8 months 12 days
Total intrinsic value of stock options exercised	$ 36	$ 67	$ 90
Cash proceeds from stock options exercised	$ 54	$ 88	$ 129
Weighted-average share price for stock options exercised (in dollars)	$ 99.84	$ 102.55	$ 98.05